Tax (Tables)	12 Months Ended
Dec. 31, 2018
Tax (Tables) [Abstract]
Specification of income tax
Specification of income tax:

(Dollars in thousands)	2018	2017	2016
Income tax payable	$74	$132	$100
Tax expenses related to previous year	1	8	(10)
Change in deferred tax	8	(8)	4
Total income tax expense	$83	$131	$95

Specification of temporary differences and deferred tax
Specification of temporary differences and deferred tax:
	December 31,	December 31,	December 31,
(Dollars in thousands)	2018	2017	2016
Property, plant and equipment	$(164)	$(164)	$(89)
Pensions	(539)	(425)	(225)
Total basis for deferred tax	(703)	(590)	(314)
Deferred tax liability 1) 2)	$(155)	$(136)	$(75)

1) Due to materiality, not recognized on a separate line in the statements of financial position.
2) The general income tax rate is reduced from 23% to 22%, effective from fiscal year 2019, reduced from 24% to 23%, effective from fiscal year 2018 and reduced from 25% to 24%, effective from fiscal year 2017.

Reconciliation of effective tax rate
Reconciliation of effective tax rate:

(Dollars in thousands)	2018	2017	2016
Profit/(loss) before income tax	$(46,845)	$6,733	$9,354
Expected income tax assessed at the tax rate for the Parent company (0%)	-	-	-
Adjusted for tax effect of the following items:
Income in subsidiary, subject to income tax	83	131	95
Total income tax expense	$83	$131	$95